Derivative Financial Instruments and Off-balance-sheet Financial Instruments	12 Months Ended
Dec. 31, 2011
Derivative Financial Instruments and Off-balance-sheet Financial Instruments
Derivative Financial Instruments and Off-balance-sheet Financial Instruments

7.    Derivative Financial Instruments and Off-balance-sheet Financial Instruments

       The Company uses derivatives to manage risks with certain assets and liabilities arising from the potential adverse impacts from changes in risk-free interest rates, negative equity market valuations, increases in credit spreads and foreign currency fluctuations, and for asset replication. The Company does not use derivatives for speculative purposes.

       Property-Liability uses interest rate swaps, swaptions, futures and options to manage the interest rate risks of existing investments and to reduce exposure to rising or falling interest rates. Portfolio duration management is a risk management strategy that is principally employed by Property-Liability wherein financial futures and interest rate swaps are utilized to change the duration of the portfolio in order to offset the economic effect that interest rates would otherwise have on the fair value of its fixed income securities. Equity index futures and options are used by Property-Liability to offset valuation losses in the equity portfolio during periods of declining equity market values. Credit default swaps are typically used to mitigate the credit risk within the Property-Liability fixed income portfolio. Property-Liability uses futures to hedge the market risk related to deferred compensation liability contracts and forward contracts to hedge foreign currency risk associated with holding foreign currency denominated investments and foreign operations.

       Asset-liability management is a risk management strategy that is principally employed by Allstate Financial to balance the respective interest-rate sensitivities of its assets and liabilities. Depending upon the attributes of the assets acquired and liabilities issued, derivative instruments such as interest rate swaps, caps, floors, swaptions and futures are utilized to change the interest rate characteristics of existing assets and liabilities to ensure the relationship is maintained within specified ranges and to reduce exposure to rising or falling interest rates. Allstate Financial uses financial futures and interest rate swaps to hedge anticipated asset purchases and liability issuances and futures and options for hedging the equity exposure contained in its equity indexed life and annuity product contracts that offer equity returns to contractholders. In addition, Allstate Financial uses interest rate swaps to hedge interest rate risk inherent in funding agreements. Allstate Financial uses foreign currency swaps and forward contracts primarily to reduce the foreign currency risk associated with issuing foreign currency denominated funding agreements and holding foreign currency denominated investments. Credit default swaps are also typically used to mitigate the credit risk within the Allstate Financial fixed income portfolio.

       Asset replication refers to the "synthetic" creation of assets through the use of derivatives and primarily investment grade host bonds to replicate securities that are either unavailable in the cash markets or more economical to acquire in synthetic form. The Company replicates fixed income securities using a combination of a credit default swap and one or more highly rated fixed income securities to synthetically replicate the economic characteristics of one or more cash market securities. The Company also creates "synthetic" exposure to equity markets through the use of exchange traded equity index future contracts and an investment grade host bond.

       The Company also has derivatives embedded in non-derivative host contracts that are required to be separated from the host contracts and accounted for at fair value. The Company's primary embedded derivatives are equity options in life and annuity product contracts, which provide equity returns to contractholders; equity-indexed notes containing equity call options, which provide a coupon payout that is determined using one or more equity-based indices; credit default swaps in synthetic collateralized debt obligations, which provide enhanced coupon rates as a result of selling credit protection; and conversion options in fixed income securities, which provide the Company with the right to convert the instrument into a predetermined number of shares of common stock.

       When derivatives meet specific criteria, they may be designated as accounting hedges and accounted for as fair value, cash flow, foreign currency fair value or foreign currency cash flow hedges. Allstate Financial designates certain of its interest rate and foreign currency swap contracts and certain investment risk transfer reinsurance agreements as fair value hedges when the hedging instrument is highly effective in offsetting the risk of changes in the fair value of the hedged item. Allstate Financial designates certain of its foreign currency swap contracts as cash flow hedges when the hedging instrument is highly effective in offsetting the exposure of variations in cash flows for the hedged risk that could affect net income. Amounts are reclassified to net investment income or realized capital gains and losses as the hedged item affects net income.

       The notional amounts specified in the contracts are used to calculate the exchange of contractual payments under the agreements and are generally not representative of the potential for gain or loss on these agreements. However, the notional amounts specified in credit default swaps where the Company has sold credit protection represent the maximum amount of potential loss, assuming no recoveries.

       Fair value, which is equal to the carrying value, is the estimated amount that the Company would receive or pay to terminate the derivative contracts at the reporting date. The carrying value amounts for OTC derivatives are further adjusted for the effects, if any, of legally enforceable master netting agreements and are presented on a net basis, by counterparty agreement, in the Consolidated Statements of Financial Position. For certain exchange traded derivatives, the exchange requires margin deposits as well as daily cash settlements of margin accounts. As of December 31, 2011, the Company pledged $11 million of securities in the form of margin deposits.

       For those derivatives which qualify for fair value hedge accounting, net income includes the changes in the fair value of both the derivative instrument and the hedged risk, and therefore reflects any hedging ineffectiveness. For cash flow hedges, gains and losses are amortized from accumulated other comprehensive income and are reported in net income in the same period the forecasted transactions being hedged impact net income. For embedded derivatives in fixed income securities, net income includes the change in fair value of the embedded derivative and accretion income related to the host instrument.

       Non-hedge accounting is generally used for "portfolio" level hedging strategies where the terms of the individual hedged items do not meet the strict homogeneity requirements to permit the application of hedge accounting. For non-hedge derivatives, net income includes changes in fair value and accrued periodic settlements, when applicable. With the exception of non-hedge derivatives used for asset replication and non-hedge embedded derivatives, all of the Company's derivatives are evaluated for their ongoing effectiveness as either accounting hedge or non-hedge derivative financial instruments on at least a quarterly basis.

       The following table provides a summary of the volume and fair value positions of derivative instruments as well as their reporting location in the Consolidated Statement of Financial Position as of December 31, 2011.

($ in millions, except number of contracts)	Asset derivatives
		Volume (1)
	Balance sheet location	Notional amount	Number of contracts	Fair value, net	Gross asset	Gross liability
Derivatives designated as accounting hedging instruments
Interest rate swap agreements	Other investments	$144	n/a	$(8)	$—	$(8)
Foreign currency swap agreements	Other investments	127	n/a	(5)	3	(8)

Total		271	n/a	(13)	3	(16)

Derivatives not designated as accounting hedging instruments
Interest rate contracts
Interest rate swap agreements	Other investments	8,028	n/a	122	137	(15)
Interest rate swaption agreements	Other investments	1,750	n/a	—	—	—
Interest rate cap and floor agreements	Other investments	1,591	n/a	(12)	—	(12)
Financial futures contracts and options	Other assets	n/a	40	—	—	—
Equity and index contracts
Options, futures and warrants (2)	Other investments	163	15,180	104	104	—
Options, futures and warrants	Other assets	n/a	2,132	1	1	—
Foreign currency contracts
Foreign currency swap agreements	Other investments	50	n/a	6	6	—
Foreign currency forwards and options	Other investments	190	n/a	1	3	(2)
Embedded derivative financial instruments
Conversion options	Fixed income securities	5	n/a	—	—	—
Equity-indexed call options	Fixed income securities	150	n/a	11	11	—
Credit default swaps	Fixed income securities	172	n/a	(115)	—	(115)
Other embedded derivative financial instruments	Other investments	1,000	n/a	—	—	—
Credit default contracts
Credit default swaps – buying protection	Other investments	265	n/a	3	6	(3)
Credit default swaps – selling protection	Other investments	167	n/a	(4)	1	(5)
Other contracts
Other contracts	Other investments	5	n/a	—	—	—
Other contracts	Other assets	4	n/a	1	1	—

Total		13,540	17,352	118	270	(152)

Total asset derivatives		$13,811	17,352	$105	$273	$(168)

(1)
Volume for OTC derivative contracts is represented by their notional amounts. Volume for exchange traded derivatives is represented by the number of contracts, which is the basis on which they are traded. (n/a = not applicable)
(2)
In addition to the number of contracts presented in the table, the Company held 10,798 stock rights and 4,392,937 stock warrants. Stock rights and warrants can be converted to cash upon sale of those instruments or exercised for shares of common stock.

	Liability derivatives
		Volume (1)
	Balance sheet location	Notional amount	Number of contracts	Fair value, net	Gross asset	Gross liability
Derivatives designated as accounting hedging instruments
Interest rate swap agreements	Other liabilities & accrued expenses	$28	n/a	$(5)	$—	$(5)
Foreign currency swap agreements	Other liabilities & accrued expenses	50	n/a	(7)	—	(7)

Total		78	n/a	(12)	—	(12)

Derivatives not designated as accounting hedging instruments
Interest rate contracts
Interest rate swap agreements	Other liabilities & accrued expenses	85	n/a	8	8	—
Interest rate swaption agreements	Other liabilities & accrued expenses	1,250	n/a	—	—	—
Interest rate cap and floor agreements	Other liabilities & accrued expenses	914	n/a	(9)	—	(9)
Equity and index contracts
Options and futures	Other liabilities & accrued expenses	n/a	15,677	(50)	—	(50)
Foreign currency contracts
Foreign currency forwards and options	Other liabilities & accrued expenses	96	n/a	(1)	—	(1)
Embedded derivative financial instruments
Guaranteed accumulation benefits	Contractholder funds	917	n/a	(105)	—	(105)
Guaranteed withdrawal benefits	Contractholder funds	613	n/a	(57)	—	(57)
Equity-indexed and forward starting options in life and annuity product contracts	Contractholder funds	3,996	n/a	(553)	—	(553)
Other embedded derivative financial instruments	Contractholder funds	85	n/a	(8)	—	(8)
Credit default contracts
Credit default swaps – buying protection	Other liabilities & accrued expenses	509	n/a	7	12	(5)
Credit default swaps – selling protection	Other liabilities & accrued expenses	503	n/a	(77)	2	(79)

Total		8,968	15,677	(845)	22	(867)

Total liability derivatives		9,046	15,677	(857)	$22	$(879)

Total derivatives		$22,857	33,029	$(752)

(1)
Volume for OTC derivative contracts is represented by their notional amounts. Volume for exchange traded derivatives is represented by the number of contracts, which is the basis on which they are traded. (n/a = not applicable)

       The following table provides a summary of the volume and fair value positions of derivative instruments as well as their reporting location in the Consolidated Statement of Financial Position as of December 31, 2010.

($ in millions, except number of contracts)	Asset derivatives
		Volume (1)
	Balance sheet location	Notional amount	Number of contracts	Fair value, net	Gross asset	Gross liability
Derivatives designated as accounting hedging instruments
Interest rate swap agreements	Other investments	$156	n/a	$(18)	$—	$(18)
Foreign currency swap agreements	Other investments	64	n/a	2	3	(1)

Total		220	n/a	(16)	3	(19)

Derivatives not designated as accounting hedging instruments
Interest rate contracts
Interest rate swap agreements	Other investments	1,469	n/a	65	81	(16)
Interest rate swaption agreements	Other investments	4,161	n/a	50	50	—
Interest rate cap and floor agreements	Other investments	226	n/a	(2)	1	(3)
Financial futures contracts and options	Other investments	n/a	8,000	3	3	—
Financial futures contracts and options	Other assets	n/a	1,420	—	—	—
Equity and index contracts
Options, futures and warrants (2)	Other investments	64	38,451	359	359	—
Options, futures and warrants	Other assets	n/a	292	—	—	—
Foreign currency contracts
Foreign currency swap agreements	Other investments	90	n/a	6	6	—
Foreign currency forwards and options	Other investments	257	n/a	6	7	(1)
Embedded derivative financial instruments
Conversion options	Fixed income securities	820	n/a	236	238	(2)
Equity-indexed call options	Fixed income securities	300	n/a	47	47	—
Credit default swaps	Fixed income securities	181	n/a	(88)	—	(88)
Other embedded derivative financial instruments	Other investments	1,000	n/a	—	—	—
Credit default contracts
Credit default swaps – buying protection	Other investments	299	n/a	(5)	2	(7)
Credit default swaps – selling protection	Other investments	150	n/a	(8)	2	(10)
Other contracts
Other contracts	Other investments	13	n/a	—	—	—
Other contracts	Other assets	5	n/a	1	1	—

Total		9,035	48,163	670	797	(127)

Total asset derivatives		$9,255	48,163	$654	$800	$(146)

(1)
Volume for OTC derivative contracts is represented by their notional amounts. Volume for exchange traded derivatives is represented by the number of contracts, which is the basis on which they are traded. (n/a = not applicable)
(2)
In addition to the number of contracts presented in the table, the Company held 2,768 stock rights and 1,379,932 stock warrants. Stock warrants can be converted to cash upon sale of those instruments or exercised for shares of common stock.

	Liability derivatives
		Volume (1)
	Balance sheet location	Notional amount	Number of contracts	Fair value, net	Gross asset	Gross liability
Derivatives designated as accounting hedging instruments
Interest rate swap agreements	Other liabilities & accrued expenses	$3,345	n/a	$(181)	$20	$(201)
Interest rate swap agreements	Contractholder funds	—	n/a	2	2	—
Foreign currency swap agreements	Other liabilities & accrued expenses	138	n/a	(20)	—	(20)
Foreign currency and interest rate swap agreements	Other liabilities & accrued expenses	435	n/a	34	34	—
Foreign currency and interest rate swap agreements	Contractholder funds	—	n/a	28	28	—

Total		3,918	n/a	(137)	84	(221)

Derivatives not designated as accounting hedging instruments
Interest rate contracts
Interest rate swap agreements	Other liabilities & accrued expenses	4,543	n/a	29	97	(68)
Interest rate swaption agreements	Other liabilities & accrued expenses	4,400	n/a	18	18	—
Interest rate cap and floor agreements	Other liabilities & accrued expenses	3,216	n/a	(22)	1	(23)
Financial futures contracts and options	Other liabilities & accrued expenses	n/a	15,150	(1)	—	(1)
Equity and index contracts
Options and futures	Other liabilities & accrued expenses	64	21,585	(168)	2	(170)
Foreign currency contracts
Foreign currency forwards and options	Other liabilities & accrued expenses	316	n/a	1	2	(1)
Embedded derivative financial instruments
Guaranteed accumulation benefits	Contractholder funds	1,067	n/a	(88)	—	(88)
Guaranteed withdrawal benefits	Contractholder funds	739	n/a	(47)	—	(47)
Equity-indexed and forward starting options in life and annuity product contracts	Contractholder funds	4,694	n/a	(515)	—	(515)
Other embedded derivative financial instruments	Contractholder funds	85	n/a	(3)	—	(3)
Credit default contracts
Credit default swaps – buying protection	Other liabilities & accrued expenses	1,127	n/a	(13)	6	(19)
Credit default swaps – selling protection	Other liabilities & accrued expenses	482	n/a	(66)	1	(67)

Total		20,733	36,735	(875)	127	(1,002)

Total liability derivatives		24,651	36,735	(1,012)	$211	$(1,223)

Total derivatives		$33,906	84,898	$(358)

(1)
Volume for OTC derivative contracts is represented by their notional amounts. Volume for exchange traded derivatives is represented by the number of contracts, which is the basis on which they are traded. (n/a = not applicable)

       The following table provides a summary of the impacts of the Company's foreign currency contracts in cash flow hedging relationships for the years ended December 31. There is no expected amortization of net losses from accumulated other comprehensive income related to cash flow hedges during the next twelve months.

($ in millions)	2011	2010	2009
Effective portion
Gain (loss) recognized in OCI on derivatives during the period	$4	$3	$(35)
Loss recognized in OCI on derivatives during the term of the hedging relationship	(17)	(22)	(23)
Gain reclassified from AOCI into income (net investment income)	—	—	2
(Loss) gain reclassified from AOCI into income (realized capital gains and losses)	(1)	2	(3)
Ineffective portion and amount excluded from effectiveness testing
Gain recognized in income on derivatives (realized capital gains and losses)	—	—	—

       The following tables present gains and losses from valuation, settlements and hedge ineffectiveness reported on derivatives used in fair value hedging relationships and derivatives not designated as accounting hedging instruments in the Consolidated Statements of Operations for the years ended December 31.

($ in millions)	2011
	Net investment income	Realized capital gains and losses	Life and annuity contract benefits	Interest credited to contractholder funds	Operating costs and expenses	Total gain (loss) recognized in net income on derivatives
Derivatives in fair value accounting hedging relationships
Interest rate contracts	$(2)	$(8)	$—	$(5)	$—	$(15)
Foreign currency and interest rate contracts	—	—	—	(32)	—	(32)

Subtotal	(2)	(8)	—	(37)	—	(47)

Derivatives not designated as accounting hedging instruments
Interest rate contracts	—	(304)	—	—	—	(304)
Equity and index contracts	—	(43)	—	(2)	(3)	(48)
Embedded derivative financial instruments	—	(37)	(32)	(38)	—	(107)
Foreign currency contracts	—	(12)	—	—	2	(10)
Credit default contracts	—	8	—	—	—	8
Other contracts	—	—	—	7	—	7

Subtotal	—	(388)	(32)	(33)	(1)	(454)

Total	$(2)	$(396)	$(32)	$(70)	$(1)	$(501)

	2010
	Net investment income	Realized capital gains and losses	Life and annuity contract benefits	Interest credited to contractholder funds	Operating costs and expenses	Total gain (loss) recognized in net income on derivatives
Derivatives in fair value accounting hedging relationships
Interest rate contracts	$(139)	$9	$—	$11	$—	$(119)
Foreign currency and interest rate contracts	—	(2)	—	(18)	—	(20)

Subtotal	(139)	7	—	(7)	—	(139)

Derivatives not designated as accounting hedging instruments
Interest rate contracts	—	(496)	—	—	—	(496)
Equity and index contracts	—	(91)	—	113	18	40
Embedded derivative financial instruments	—	(3)	(28)	34	—	3
Foreign currency contracts	—	(10)	—	—	(3)	(13)
Credit default contracts	—	(8)	—	—	—	(8)
Other contracts	—	—	—	3	—	3

Subtotal	—	(608)	(28)	150	15	(471)

Total	$(139)	$(601)	$(28)	$143	$15	$(610)

	2009
	Net investment income	Realized capital gains and losses	Life and annuity contract benefits	Interest credited to contractholder funds	Operating costs and expenses	Total gain (loss) recognized in net income on derivatives
Derivatives in fair value accounting hedging relationships
Interest rate contracts	$30	$12	$—	$(13)	$—	$29
Foreign currency and interest rate contracts	—	(9)	—	77	—	68

Subtotal	30	3	—	64	—	97

Derivatives not designated as accounting hedging instruments
Interest rate contracts	—	255	—	—	—	255
Equity and index contracts	—	(160)	—	115	24	(21)
Embedded derivative financial instruments	—	122	158	(184)	—	96
Foreign currency contracts	—	7	—	—	(10)	(3)
Credit default contracts	—	(18)	—	—	—	(18)
Other contracts	(1)	—	—	3	—	2

Subtotal	(1)	206	158	(66)	14	311

Total	$29	$209	$158	$(2)	$14	$408

       The hedge ineffectiveness reported in realized capital gains and losses amounted to losses of $8 million in 2011, gains of $7 million in 2010, and losses of $1 million in 2009.

       The following tables provide a summary of the changes in fair value of the Company's fair value hedging relationships in the Consolidated Statements of Operations for the years ended December 31.

($ in millions)	2011
	Gain (loss) on derivatives		Gain (loss) on hedged risk
Location of gain or (loss) recognized in net income on derivatives	Interest rate contracts	Foreign currency & interest rate contracts	Contractholder funds	Investments
Interest credited to contractholder funds	$(7)	$(34)	$41	$—
Net investment income	26	—	—	(26)
Realized capital gains and losses	(8)	—	—	—

Total	$11	$(34)	$41	$(26)

	2010
	Gain (loss) on derivatives		Gain (loss) on hedged risk
Location of gain or (loss) recognized in net income on derivatives	Interest rate contracts	Foreign currency & interest rate contracts	Contractholder funds	Investments
Interest credited to contractholder funds	$—	$(48)	$48	$—
Net investment income	(33)	—	—	33
Realized capital gains and losses	9	(2)	—	—

Total	$(24)	$(50)	$48	$33

	2009
	Gain (loss) on derivatives		Gain (loss) on hedged risk
Location of gain or (loss) recognized in net income on derivatives	Interest rate contracts	Foreign currency & interest rate contracts	Contractholder funds	Investments
Interest credited to contractholder funds	$(26)	$39	$(13)	$—
Net investment income	164	—	—	(164)
Realized capital gains and losses	12	(9)	—	—

Total	$150	$30	$(13)	$(164)

       The Company manages its exposure to credit risk by utilizing highly rated counterparties, establishing risk control limits, executing legally enforceable master netting agreements ("MNAs") and obtaining collateral where appropriate. The Company uses MNAs for OTC derivative transactions that permit either party to net payments due for transactions and collateral is either pledged or obtained when certain predetermined exposure limits are exceeded. As of December 31, 2011, counterparties pledged $64 million in cash and securities to the Company, and the Company pledged $82 million in cash and securities to counterparties which includes $76 million of collateral posted under MNAs for contracts containing credit-risk-contingent provisions that are in a liability position and $6 million of collateral posted under MNAs for contracts without credit-risk-contingent liabilities. The Company has not incurred any losses on derivative financial instruments due to counterparty nonperformance. Other derivatives, including futures and certain option contracts, are traded on organized exchanges which require margin deposits and guarantee the execution of trades, thereby mitigating any potential credit risk.

       Counterparty credit exposure represents the Company's potential loss if all of the counterparties concurrently fail to perform under the contractual terms of the contracts and all collateral, if any, becomes worthless. This exposure is measured by the fair value of OTC derivative contracts with a positive fair value at the reporting date reduced by the effect, if any, of legally enforceable master netting agreements.

       The following table summarizes the counterparty credit exposure as of December 31 by counterparty credit rating as it relates to the Company's OTC derivatives.

($ in millions)	2011				2010
Rating (1)	Number of counter- parties	Notional amount (2)	Credit exposure (2)	Exposure, net of collateral (2)	Number of counter- parties	Notional amount (2)	Credit exposure (2)	Exposure, net of collateral (2)
AA-	1	$25	$1	$1	2	$2,322	$43	$16
A+	4	3,026	26	5	5	3,189	16	10
A	3	5,307	15	1	3	3,479	17	17
A-	2	3,815	25	—	1	89	31	31
BBB+	2	57	41	41	—	—	—	—

Total	12	$12,230	$108	$48	11	$9,079	$107	$74

(1)
Rating is the lower of S&P or Moody's ratings.
(2)
Only OTC derivatives with a net positive fair value are included for each counterparty.

       Market risk is the risk that the Company will incur losses due to adverse changes in market rates and prices. Market risk exists for all of the derivative financial instruments the Company currently holds, as these instruments may become less valuable due to adverse changes in market conditions. To limit this risk, the Company's senior management has established risk control limits. In addition, changes in fair value of the derivative financial instruments that the Company uses for risk management purposes are generally offset by the change in the fair value or cash flows of the hedged risk component of the related assets, liabilities or forecasted transactions.

       Certain of the Company's derivative instruments contain credit-risk-contingent termination events, cross-default provisions and credit support annex agreements. Credit-risk-contingent termination events allow the counterparties to terminate the derivative on certain dates if AIC's, ALIC's or Allstate Life Insurance Company of New York's ("ALNY") financial strength credit ratings by Moody's or S&P fall below a certain level or in the event AIC, ALIC or ALNY are no longer rated by both Moody's and S&P. Credit-risk-contingent cross-default provisions allow the counterparties to terminate the derivative instruments if the Company defaults by pre-determined threshold amounts on certain debt instruments. Credit-risk-contingent credit support annex agreements specify the amount of collateral the Company must post to counterparties based on AIC's, ALIC's or ALNY's financial strength credit ratings by Moody's or S&P, or in the event AIC, ALIC or ALNY are no longer rated by both Moody's and S&P.

       The following summarizes the fair value of derivative instruments with termination, cross-default or collateral credit-risk-contingent features that are in a liability position as of December 31, as well as the fair value of assets and collateral that are netted against the liability in accordance with provisions within legally enforceable MNAs.

($ in millions)	2011	2010
Gross liability fair value of contracts containing credit-risk-contingent features	$153	$448
Gross asset fair value of contracts containing credit-risk-contingent features and subject to MNAs	(69)	(255)
Collateral posted under MNAs for contracts containing credit-risk-contingent features	(76)	(171)

Maximum amount of additional exposure for contracts with credit-risk-contingent features if all features were triggered concurrently	$8	$22

Credit derivatives – selling protection

       Free-standing credit default swaps ("CDS") are utilized for selling credit protection against a specified credit event. A credit default swap is a derivative instrument, representing an agreement between two parties to exchange the credit risk of a specified entity (or a group of entities), or an index based on the credit risk of a group of entities (all commonly referred to as the "reference entity" or a portfolio of "reference entities"), in return for a periodic premium. In selling protection, CDS are used to replicate fixed income securities and to complement the cash market when credit exposure to certain issuers is not available or when the derivative alternative is less expensive than the cash market alternative. CDS typically have a five-year term.

       The following table shows the CDS notional amounts by credit rating and fair value of protection sold as of December 31, 2011:

($ in millions)	Notional amount
	AA	A	BBB	BB and lower	Total	Fair value
Single name
Investment grade corporate debt	$90	$88	$160	$30	$368	$(7)
High yield debt	—	—	—	2	2	—
Municipal	135	—	—	—	135	(12)

Subtotal	225	88	160	32	505	(19)
Baskets
Tranche
Investment grade corporate debt	—	—	—	65	65	(29)
First-to-default
Municipal	—	100	—	—	100	(33)

Subtotal	—	100	—	65	165	(62)

Total	$225	$188	$160	$97	$670	$(81)

       The following table shows the CDS notional amounts by credit rating and fair value of protection sold as of December 31, 2010:

($ in millions)	Notional amount
	AA	A	BBB	BB and lower	Total	Fair value
Single name
Investment grade corporate debt	$50	$148	$103	$25	$326	$(4)
High yield debt	—	—	—	6	6	—
Municipal	135	—	—	—	135	(14)

Subtotal	185	148	103	31	467	(18)
Baskets
Tranche
Investment grade corporate debt	—	—	—	65	65	(19)
First-to-default
Municipal	—	100	—	—	100	(37)

Subtotal	—	100	—	65	165	(56)

Total	$185	$248	$103	$96	$632	$(74)

       In selling protection with CDS, the Company sells credit protection on an identified single name, a basket of names in a first-to-default ("FTD") structure or a specific tranche of a basket, or credit derivative index ("CDX") that is generally investment grade, and in return receives periodic premiums through expiration or termination of the agreement. With single name CDS, this premium or credit spread generally corresponds to the difference between the yield on the reference entity's public fixed maturity cash instruments and swap rates at the time the agreement is executed. With a FTD basket or a tranche of a basket, because of the additional credit risk inherent in a basket of named reference entities, the premium generally corresponds to a high proportion of the sum of the credit spreads of the names in the basket and the correlation between the names. CDX index is utilized to take a position on multiple (generally 125) reference entities. Credit events are typically defined as bankruptcy, failure to pay, or restructuring, depending on the nature of the reference entities. If a credit event occurs, the Company settles with the counterparty, either through physical settlement or cash settlement. In a physical settlement, a reference asset is delivered by the buyer of protection to the Company, in exchange for cash payment at par, whereas in a cash settlement, the Company pays the difference between par and the prescribed value of the reference asset. When a credit event occurs in a single name or FTD basket (for FTD, the first credit event occurring for any one name in the basket), the contract terminates at the time of settlement. When a credit event occurs in a tranche of a basket, there is no immediate impact to the Company until cumulative losses in the basket exceed the contractual subordination. To date, realized losses have not exceeded the subordination. For CDX index, the reference entity's name incurring the credit event is removed from the index while the contract continues until expiration. The maximum payout on a CDS is the contract notional amount. A physical settlement may afford the Company with recovery rights as the new owner of the asset.

       The Company monitors risk associated with credit derivatives through individual name credit limits at both a credit derivative and a combined cash instrument/credit derivative level. The ratings of individual names for which protection has been sold are also monitored.

       In addition to the CDS described above, the Company's synthetic collateralized debt obligations contain embedded credit default swaps which sell protection on a basket of reference entities. The synthetic collateralized debt obligations are fully funded; therefore, the Company is not obligated to contribute additional funds when credit events occur related to the reference entities named in the embedded credit default swaps. The Company's maximum amount at risk equals the amount of its aggregate initial investment in the synthetic collateralized debt obligations.

Off-balance-sheet financial instruments

       The contractual amounts of off-balance-sheet financial instruments as of December 31 are as follows:

($ in millions)	2011	2010
Commitments to invest in limited partnership interests	$2,015	$1,471
Commitments to extend mortgage loans	84	—
Private placement commitments	83	159
Other loan commitments	26	38

       In the preceding table, the contractual amounts represent the amount at risk if the contract is fully drawn upon, the counterparty defaults and the value of any underlying security becomes worthless. Unless noted otherwise, the Company does not require collateral or other security to support off-balance-sheet financial instruments with credit risk.

       Commitments to invest generally represent commitments to acquire financial interests or instruments. The Company enters into these agreements to allow for additional participation in certain limited partnership investments. Because the equity investments in the limited partnerships are not actively traded, it is not practical to estimate the fair value of these commitments.

       Commitments to extend mortgage loans are agreements to lend to a borrower provided there is no violation of any condition established in the contract. The Company enters into these agreements to commit to future loan fundings at a predetermined interest rate. Commitments generally have fixed expiration dates or other termination clauses. The fair value of commitments to extend mortgage loans, which are secured by the underlying properties, is $1 million as of December 31, 2011, and is valued based on estimates of fees charged by other institutions to make similar commitments to similar borrowers.

       Private placement commitments represent conditional commitments to purchase private placement debt and equity securities at a specified future date. The Company regularly enters into these agreements in the normal course of business. The fair value of these commitments generally cannot be estimated on the date the commitment is made as the terms and conditions of the underlying private placement securities are not yet final.

       Other loan commitments are agreements to lend to a borrower provided there is no violation of any condition established in the contract. The Company enters into these agreements to commit to future loan fundings at predetermined interest rates. Commitments generally have fixed or varying expiration dates or other termination clauses. The fair value of these commitments is insignificant.